For Current Income

U.S. Government
Securities Fund

(photo of illustration from
Current Income brochure)

service and guidance

professional management

goals

1999
Semi-Annual
Report

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London
for current                                                     June 18, 1999
 income
   2



Dear Shareholder:

LOW INTEREST RATES, CONTINUED GROWTH of the U.S. economy and a favorable inflation rate helped restore investor confidence in the equity markets during the past six months. The favorable scenario for stocks put a damper on the strong performance of U.S. government securities, which had benefited from a global flight to quality in the fall of last year.
   U.S. Treasury bonds, particularly 30-year Treasuries, were hit hardest as investors demonstrated a strong appetite for stocks. The U.S. Government Securities Fund provided a total return of -0.15% (for Class A shares with distributions reinvested at net asset value) for the six months ended April 30, 1999. Although we were certainly affected by the shifting investment environment, your Fund outperformed its principal benchmark, the unmanaged Lehman Brothers Government Bond Index. Two management strategies were key factors in your Fund's short-term results:
o We consciously focused on income rather than maximizing price appreciation.
o We allocated a significantly smaller percentage of our portfolio to U.S. Treasury bonds than the Lehman Brothers Government Bond Index.
   During the first half of fiscal 1999, the majority of your Fund's net assets were invested in GNMAs, securities issued by the Government National Mortgage Association. These securities provided higher income and declined less in value than U.S. Treasuries with comparable maturities (Source: Salomon Smith Barney).
   The Federal Reserve Board's interest rate cuts last fall provided much needed

DURING THE FIRST HALF OF FISCAL 1999, THE MAJORITY OF YOUR FUND'S NET ASSETS WERE INVESTED IN GNMAS, SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION.

CUMULATIVE RETURN
--------------------------------------------------------------------------------
                                                          Six Months Ended
                                                           April 30, 1999
--------------------------------------------------------------------------------
U.S Government Securities Fund A Class                         -0.15%
Lehman Brothers Government Bond Index                          -0.95%
Lipper General U.S. Government Fund Average (190 funds)        -0.60%
U.S. Consumer Price Index                                      +1.03%
--------------------------------------------------------------------------------

All performance shown above is based on net asset value and assumes reinvestment of all distributions. For Fund performance and expense information for all classes, see page 7. The Lehman Brothers Government Bond Index is an unmanaged composite of several types of U.S. government securities and assumes no fees or expenses. Past performance does not guarantee future results.

                                                                     for current
                                                                       income
                                                                         3

liquidity to the stock and bond markets. Although many stock prices subsequently rebounded, we believe many fixed income securities have yet to experience a full recovery. However, we also anticipate that one market condition could raise Treasury prices as we near the third and fourth quarters of 1999:
o Year 2000 (Y2K) concerns may create an increasing appetite for relatively high credit quality.
   The taxable fixed income arena endured a great deal of turbulence throughout 1998. We expect 1999 to be a little less exciting, based on two key factors:
o Although U.S. economic growth has continued, it appears to us that weaker growth outside U.S. borders has offset it somewhat, preventing our economy from overheating. As a consequence, the Federal Reserve has been able to keep interest rates steady.
o Immediately following the Russian crisis, virtually all taxable fixed-income markets suffered. In contrast, the response to the subsequent difficulties in South America was much more subdued (Source: Salomon Smith Barney). We think investors are reacting more judiciously to situations in foreign countries.
   We don't think the Federal Reserve will change its interest rate policy for the rest of 1999. If they do adjust policy, our view is that any actions would constitute fine-tuning, rather than fundamental changes.
   In the report that follows, Mr. Simenstad outlines the U.S. Government Securities Fund's approach and provides an outlook for the coming months.
   Although equity markets have taken center stage among investors with long-term financial goals, fixed-income investments still play an important role in most well-balanced investment portfolios, particularly for investors who are seeking a degree of safety and the potential for steady current income. We thank you for your commitment to Delaware Investments.

Sincerely,


/s/ Wayne A. Stork
---------------------
WAYNE A. STORK
Chairman,
Delaware Investments Family of Funds


/s/ David K. Downes
---------------------
DAVID K. DOWNES
President and Chief Executive Officer,
Delaware Investments Family of Funds
for current
  income
    4

Portfolio Manager's Review

MARK L. SIMENSTAD
Senior Portfolio Manager
Voyageur Asset Management
May 15, 1999

TREASURIES AND GNMAS DOMINATE PORTFOLIO HOLDINGS
Three Federal Reserve interest rate cuts provided the key economic backdrop for the fourth quarter of 1998 and the first quarter of 1999. In order to maximize U.S. Government Securities Fund's income stream in a lower rate environment, we invested 64% of your Fund's net assets in Government National Mortgage Association Bonds (GNMAs), a slight increase from October 31, 1998. This GNMA allocation is up 8.5 percentage points since April 30, 1998.
   Complementing the GNMA holdings in your Fund's portfolio were U.S. Treasury bonds. This combination allowed us to strike a balance between income and safety of principal. Both GNMAs and Treasuries are backed by the full faith and credit of the U.S. government. Thus, the average credit quality of your Fund's holdings continues to be the highest available.
   GNMA securities generally yield more than Treasuries of comparable maturity. However, when interest rates fall, GNMAs carry the risk that homeowners will refinance their mortgages, requiring bondholders like us to reinvest principal at lower current rates. During this time period we believed the risk of prepayment was minimal and that the incremental yield of Ginnie Maes was attractive relative to this risk. To take advantage of this environment, we have also made some investments in premium coupon mortgages. Premium coupon mortgages are GNMAs that have higher underlying coupon rates than current mortgage rates. Consequently, they carry a greater risk of prepayment. Currently, we believe these bonds won't experience excessive prepayments.

                                                                     for current
                                                                       income
                                                                         5

   At the end of our fiscal period, the yield curve remained relatively flat. That means there is little difference between the yields on short-term bonds and the yields on intermediate or long-term bonds. We are currently not being rewarded for taking on the added risk related to longer term securities. Therefore, instead of investing at both ends of the maturity spectrum, we have invested primarily in bonds in the middle maturity range.
   Because we don't anticipate a significant decline in interest rates, we have sold most of the portfolio's position in STRIP securities (Separate Trading of Registered Interest or Principal of Securities), which represented about 4% of the Fund's net assets as of October 31, 1998. STRIPs are U.S. Treasuries in which the coupon is separated from the principal, leaving two separate securities. STRIPs generally perform better than traditional Treasury bonds in a declining interest rate environment. STRIPs lock in a particular yield, which would become more attractive the more interest rates fell. They also, however, decline in value faster when interest rates rise. We don't think these securities are an attractive option given our current outlook for interest rates and the bond market.

OUTLOOK
We believe we have positioned U.S. Government Securities Fund's portfolio to provide attractive income potential and relative stability of principal for the remainder of the 1999 fiscal year.
   In our opinion, interest rates are likely to remain unchanged in the coming months. We believe foreign markets are still in a fairly fragile state and that raising U.S. interest rates could hinder the tenuous rebuilding of global economies. We also think the Federal Reserve is in a reactive mode and won't take action unless absolutely necessary.
   We intend to keep a watchful eye on changes in consumer and producer prices to gauge their potential effects on markets, monetary policy and your Fund's performance for the remainder of the year.

WE INTEND TO KEEP A WATCHFUL EYE ON CHANGES IN CONSUMER AND PRODUCER PRICES TO GUAGE THEIR POTENTIAL EFFECTS ON YOUR FUND'S PERFORMANCE.

PORTFOLIO HIGHLIGHTS AND ASSET ALLOCATION
--------------------------------------------------------------------------------
APRIL 30, 1999

Treasuries 36.0%
GNMA 64.0%
                                                    April 30,       October 31,
                                                      1999              1998
              ------------------------------------------------------------------
              Average Effective Duration            5.0 years        5.4 years
              Average Quality                          AAA              AAA
              Thirty-Day Current SEC Yield*           4.30%            4.64%
              Number of Bonds                           31               18

*For Class A shares measured according to the Securities and Exchange Commission guidelines. For B Class, C Class and the Institutional Class shares, the 30-day current SEC yields as of April 30, 1999 were 3.75%, 3.76% and 4.51%, respectively.

for current
  income
    6

Performance Summary

U.S. GOVERNMENT SECURITIES FUND'S LONG-TERM PERFORMANCE
--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
MAY 1, 1989 TO APRIL 30, 1999

                                                            5/01/89     4/30/90      4/30/91     4/30/92     4/30/93      4/30/94
Lehman Brothers Government Bond Index                     $10,831.56  $12,425.56   $13,715.35  $15,666.42   $15,839.33  $16,870.83
U.S. Government Securities Fund A Class                   $10,307.00  $11,916.00   $13,230.00  $15,277.00   $15,175.00  $16,251.00
Lipper General U.S. Government Fund Average (49 Funds)    $10,692.30  $12,206.87   $13,397.87  $14,997.26   $14,932.96  $15,716.92

                                                           4/30/95      4/30/96     4/30/97     4/30/98
                                                          $18,279.00  $19,463.09  $21,614.33   $23,006.24
                                                          $17,556.00  $18,663.00  $20,640.00   $21,755.00
                                                          $16,841.35  $17,871.19  $19,696.02   $20,707.65


Chart assumes a $10,000 investment made on May 1, 1989, and includes the effect of a 4.75% sales charge and reinvestment of distributions. Performance for other classes will differ due to different charges and expenses. Past performance does not guarantee future results. Source: Lipper, Inc.

U.S. GOVERNMENT SECURITIES FUND PERFORMANCE
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS THROUGH APRIL 30, 1999

                                   Lifetime   Ten Years   Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 11/2/87)
   Excluding Sales Charge           +8.50%      +8.64%      +7.47%      +5.40%
   Including Sales Charge           +8.04%      +8.11%      +6.42%      +0.40%
--------------------------------------------------------------------------------
Class B (Est. 6/7/94)
   Excluding Sales Charge           +6.56%                              +4.70%
   Including Sales Charge           +6.24%                              +0.71%
--------------------------------------------------------------------------------
Class C (Est. 1/10/95)
   Excluding Sales Charge           +8.08%                              +4.61%
   Including Sales Charge           +8.08%                              +3.61%

All performance includes reinvestment of distributions and applicable sales charges as described below. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Past performance is not a guarantee of future results. Performance for Class B and C shares excluding sales charge assumes either contingent sales charges did not apply or the investment was not redeemed. Returns reflect a voluntary expense limitation in effect at the time. Returns would have been lower without the limitation.

Class A shares have a 4.75% maximum sales charge and a .25% 12b-1 fee.
Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year. Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.

The average annual total returns for the lifetime and one-year periods and the six-month cumulative total return through 4/30/99 for U.S. Government Securities Fund's Institutional Class were +7.41%, +5.09% and -0.15%. Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

for current income 7

Financial Statements
VOYAGEUR FUNDS, INC. -
DELAWARE - VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF NET ASSETS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
                                                  ------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  OBLIGATIONS - 64.48%
 GNMA 6.00% 1/15/29 to 4/15/29 ....................  $ 8,923,493  $ 8,650,211
 GNMA 6.50% 1/15/13 to 4/15/29 ....................   31,385,794   31,335,410
 GNMA 7.50% 3/15/27 to 4/15/29 ....................   14,099,621   14,548,249
 GNMA 8.00% 1/15/17 ...............................       18,638       19,628
 GNMA 10.00% 3/15/16 ..............................       27,299       30,029
 GNMA II 6.00% 11/20/28 ...........................    2,002,196    1,929,616
 GNMA II 10.00% 12/20/02 ..........................       22,925       24,057
                                                                  -----------
 Total Government National Mortgage
  Association Obligations
  (cost $56,599,413) ..............................                56,537,200
                                                                  -----------
 U.S. TREASURY OBLIGATIONS - 36.10%
 U.S. Treasury Bond 5.25% 11/15/28 ................    2,000,000    1,850,646
 U.S. Treasury Bond 7.50% 11/15/16 ................    2,000,000    2,344,209
 U.S. Treasury Bond 8.125% 8/15/21 ................    2,915,000    3,695,955
 U.S. Treasury Note 4.25% 11/15/03 ................    3,000,000    2,881,479
 U.S. Treasury Note 4.75% 11/15/08 ................    1,000,000      955,628
 U.S. Treasury Note 5.25% 8/15/03 .................    3,000,000    2,999,751
 U.S. Treasury Note 5.25% 2/15/29 .................    1,500,000    1,409,760
 U.S. Treasury Note 6.125% 8/15/07 ................    1,750,000    1,828,944
 U.S. Treasury Note 6.375% 8/15/02 ................      500,000      516,884
 U.S. Treasury Note 6.625% 5/15/07 ................    2,000,000    2,153,882
 U.S. Treasury Note 7.00% 7/15/06 .................    9,325,000   10,192,847
*U.S.Treasury STRIP-Principal 6.11% 11/15/04 ......    1,100,000      817,803
                                                                  -----------
 Total U.S. Treasury Obligations
   (cost $32,430,298) .............................                31,647,788
                                                                  -----------

 TOTAL MARKET VALUE OF SECURITIES OWNED - 100.58%
  (COST $89,029,711)...........................................   $88,184,988
 LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.58%)......................................      (510,427)
                                                                  -----------
 NET ASSETS APPLICABLE TO 8,262,170 SHARES
   ($0.01 PAR VALUE) OUTSTANDING - 100.00%.....................   $87,674,561
                                                                  ===========
 NET ASSET VALUE - U.S. GOVERNMENT SECURITIES FUND
   A CLASS ($40,771,353 / 3,843,658 SHARES) ...................        $10.61
                                                                       ======
 NET ASSET VALUE - U.S. GOVERNMENT SECURITIES FUND
   B CLASS ($5,763,250 / 542,402 SHARES) ......................        $10.63
                                                                       ======
 NET ASSET VALUE - U.S. GOVERNMENT SECURITIES FUND
   C CLASS ($1,129,580 / 106,538 SHARES).......................        $10.60
                                                                       ======
 NET ASSET VALUE - U.S. GOVERNMENT SECURITIES FUND
   INSTITUTIONAL CLASS ($40,010,378 /
   3,769,572 SHARES) ..........................................        $10.61
                                                                       ======

--------------
*Zero coupon security. The interest rate disclosed is the effective yield as of the date of acquisition.

--------------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE
                                                       -------------------------

COMPONENTS OF NET ASSETS AT APRIL 30, 1999:
Common stock, $0.01 par value, 10,000,000,000
   shares authorized to the Fund with 1,000,000,000
   shares allocated to the U.S. Government Securities
   Fund A Class,1,000,000,000 shares allocated to
   the U.S. Government Securities Fund B Class,
   1,000,000,000 shares allocated to the
   U.S. Government Securities Fund C Class, and
   1,000,000,000 shares allocated to the
   U.S. Government Securities Fund Institutional Class...........  $89,340,437
Distributions in excess of net investment income ................      (16,353)
Accumulated net realized loss on investments.....................     (804,800)
Net unrealized depreciation of investments ......................     (844,723)
                                                                   -----------
Total Net Assets ................................................  $87,674,561
                                                                   ===========
NET ASSET VALUE AND OFFERING PRICE - U.S. GOVERNMENT
   SECURITIES FUND CLASS A
Net Asset Value per share (A) ...................................       $10.61
Sales charge (4.75% of offering price or 5.00% of the A Class
   amount invested per share) (B) ...............................         0.53
                                                                        ------
Offering price...................................................       $11.14
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.

                             See accompanying notes

8 for current income

VOYAGEUR FUNDS, INC. -
DELAWARE - VOYAGEUR
U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest  ......................................                   $2,492,330

EXPENSES:
Management fees ................................      $217,606
Distribution expense ...........................       130,157
Dividend disbursing and transfer agent
   fees and expenses ...........................        52,234
Registration fees ..............................        22,000
Accounting and administration ..................        16,118
Professional fees ..............................        10,755
Reports and statements to shareholders .........         8,293
Custodian fees .................................         3,650
Taxes (other than taxes on income) .............         2,750
Directors' fees.................................         2,607
Other...........................................        11,728
                                                      --------    -----------
                                                                      477,898
Less expenses waived or absorbed by
   Delaware Management Company .................                       (7,970)
Less expenses paid indirectly ..................                       (1,003)
                                                                  -----------
Total operating expenses .......................                      468,925
Interest Expense ...............................                          132
                                                                  -----------
Total expenses .................................                      469,057
                                                                  -----------

NET INVESTMENT INCOME ..........................                    2,023,273
                                                                  -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ...............                     (686,756)
Net change in unrealized appreciation/
   depreciation of investments..................                   (1,490,536)
                                                                  -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ..............................                   (2,177,292)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................                  $  (154,019)
                                                                  ===========
See accompanying notes

VOYAGEUR FUNDS, INC. -
DELAWARE - VOYAGEUR
U.S. GOVERNMENT SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR
                                                     ENDED 4/30/99     ENDED
                                                      (UNAUDITED)    10/31/9
                                                  ------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment income ............................. $  2,023,273   $  4,702,358
Net realized gain (loss) on investments ...........     (686,756)     3,881,172
Net change in unrealized appreciation/
   depreciation of investments ....................   (1,490,536)      (988,088)
                                                    ------------   ------------
Net increase (decrease) in net assets
   resulting from operations ......................     (154,019)     7,595,442
                                                    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   A Class ........................................   (1,006,203)
   B Class ........................................     (104,351)      (131,800)
   C Class ........................................      (13,143)        (8,993)
   Institutional Class ............................     (915,929)
Net realized gain on investment transactions
   A Class ........................................     (242,646)          --
   B Class ........................................      (26,084)          --
   C Class ........................................       (2,085)          --
   Institutional Class ............................     (201,369)          --
                                                    ------------   ------------
                                                      (2,511,810)    (4,784,362)
                                                    ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class ........................................    3,443,481      4,805,092
   B Class ........................................    2,192,932      2,925,008
   C Class ........................................      940,585        359,733
   Institutional Class ............................    7,024,953     12,134,993
Net asset value of shares issued upon reinvestment
   of dividends from net investment income
   and net realized gain on investment transactions
   A Class ........................................      864,381      1,792,342
   B Class ........................................      104,940         90,607
   C Class ........................................       11,300          3,449
   Institutional Class ............................    1,049,058      1,756,212
                                                    ------------   ------------
                                                      15,631,630     23,867,436
                                                    ------------   ------------
Cost of shares repurchased:
   A Class ........................................   (7,062,917)
   B Class ........................................     (955,977)      (796,621)
   C Class ........................................     (186,884)      (125,998)
   Institutional Class ............................   (3,968,486)
                                                    ------------   ------------
                                                     (12,174,264)   (39,991,957)
                                                    ------------   ------------
Increase (decrease) in net assets derived
   from capital share transactions ................    3,457,366    (16,124,521)
                                                    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS .............      791,537    (13,313,441)

NET ASSETS:
Beginning of period ...............................   86,883,024    100,196,465
                                                    ------------   ------------
End of period ..................................... $ 87,674,561   $ 86,883,024
                                                    ============   ============

                             See accompanying notes
                                                           for current income 9

VOYAGEUR FUNDS, INC. -
DELAWARE - VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       U.S. GOVERNMENT SECURITIES FUND CLASS A
                                                   -------------------------------------------------------------------------------
                                                   SIX MONTHS     YEAR        YEAR     FOUR MONTHS    YEAR       YEAR      YEAR
                                                      ENDED       ENDED       ENDED        ENDED      ENDED      ENDED     ENDED
                                                    4/30/99(4)   10/31/98  10/31/97(1)  10/31/96(2)  6/30/96    6/30/95   6/30/94
                                                   (UNAUDITED)
Net asset value, beginning of period ............    $10.940     $10.600      $10.370     $10.160     $10.370    $9.760    $10.990

Income from investment operations:
   Net investment income ........................      0.252       0.555        0.590       0.210       0.630     0.620      0.550
   Net realized and unrealized gain (loss)
     on investments..............................     (0.267)      0.351        0.240       0.210      (0.230)    0.630     (0.940)
                                                     -------     -------      -------     -------     -------    ------    -------
   Total from investment operations .............     (0.015)      0.906        0.830       0.420       0.400     1.250     (0.390)
                                                     -------     -------      -------     -------     -------    ------    -------
Less dividends and distributions:
   Dividends from net investment income .........     (0.255)     (0.566)      (0.600)     (0.210)     (0.610)   (0.620)    (0.550)
   Distributions from net realized gain
     on investments .............................     (0.060)         --           --          --          --    (0.020)    (0.290)
                                                     -------     -------      -------     -------     -------    ------    -------
   Total dividends and distributions ............     (0.315)     (0.566)      (0.600)     (0.210)     (0.610)   (0.640)    (0.840)
                                                     -------     -------      -------     -------     -------    ------    -------

Net asset value, end of period ..................    $10.610     $10.940      $10.600     $10.370     $10.160   $10.370    $ 9.760
                                                     =======     =======      =======     =======     =======   =======    =======
Total return(3) .................................     (0.15%)      8.79%        8.37%       4.18%       3.88%    13.45%     (3.95%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted).......    $40,772     $44,819      $52,213     $65,516     $68,442   $75,886    $84,660
   Ratio of expenses to average net assets ......      1.10%       1.00%        0.93%       0.98%       0.97%     0.95%      0.96%
   Ratio of expenses to average net assets prior
     to expense limitation and expenses paid
     indirectly .................................      1.12%       1.06%        1.01%       0.98%       0.97%     0.95%      0.96%
   Ratio of net investment income to average
     net assets .................................      4.73%       5.21%        5.76%       6.03%       6.07%     6.38%      5.10%
   Ratio of net investment income to average
     net assets prior to expense limitation
     and expenses paid indirectly ...............      4.71%       5.15%        5.68%       6.03%       6.07%     6.38%      5.10%
   Portfolio turnover ...........................       240%        280%         202%         66%        145%      144%       124%

----------
(1) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31, ratios have been annualized and total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Ratios have been annualized and total return has not been annualized

                             See accompanying notes

10 for current income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      U.S. GOVERNMENT SECURITIES FUND CLASS B
                                               -----------------------------------------------------------------------------------
                                                Six Months    Year        Year      Four Months    Year         Year   Period From
                                                  Ended       Ended       Ended        Ended       Ended       Ended     6/7/94(3)
                                                4/30/99(6)  10/31/98    10/31/97(1) 10/31/96(2)   6/30/96     6/30/95   to 6/30/94
                                               (Unaudited)
Net asset value, beginning of period ..........  $10.950     $10.610      $10.380     $10.170     $10.380     $ 9.750    $10.050

Income from investment operations:
   Net investment income ......................    0.213       0.477        0.520       0.180       0.570       0.560      0.010
   Net realized and unrealized gain (loss)
    on investments ............................   (0.259)      0.348        0.240       0.210      (0.230)      0.650     (0.280)
                                                 -------     -------      -------     -------     -------     -------    -------
   Total from investment operations ...........   (0.046)      0.825        0.760       0.390       0.340       1.210     (0.270)
                                                 -------     -------      -------     -------     -------     -------    -------
Less dividends and distributions:
   Dividends from net investment income .......   (0.214)     (0.485)      (0.530)     (0.180)     (0.550)     (0.560)    (0.010)
   Distributions from net realized gain
    on investments ............................   (0.060)          -            -           -           -      (0.020)    (0.020)
                                                 -------     -------      -------     -------     -------     -------    -------
   Total dividends and distributions ..........   (0.274)     (0.485)      (0.530)     (0.180)     (0.550)     (0.580)    (0.030)
                                                 -------     -------      -------     -------     -------     -------    -------
Net asset value, end of period ................  $10.630     $10.950      $10.610     $10.380     $10.170     $10.380    $ 9.750
                                                 =======     =======      =======     =======     =======     =======    =======
Total return(4) ...............................    (0.43%)      7.97%        7.59%       3.91%       3.32%      12.90%     (2.68%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ....   $5,763      $4,582       $2,257      $2,139      $1,780        $139        $24
   Ratio of expenses to average net assets ....     1.85%       1.75%        1.67%       1.73%       1.46%       1.54%      0.30%(5)
   Ratio of expenses to average net assets
    prior to expense limitation and expenses
    paid indirectly ...........................     1.87%       1.81%        1.75%       1.73%       1.63%       1.69%      0.30%(5)
   Ratio of net investment income to average
    net assets ................................     3.98%       4.46%        5.02%       5.24%       5.55%       5.56%      0.11%(5)
   Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly ..............     3.96%       4.40%        4.94%       5.24%       5.38%       5.41%      0.11%(5)
   Portfolio turnover .........................      240%        280%         202%         66%        145%        144%       124%

---------------------
(1) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31, ratios have been annualized and total return has not been annualized.
(3) Commencement of operations
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Ratios presented for the period from June 7, 1994, to June 30, 1994, are not annualized as they are not indicative of anticipated annual results.
(6) Ratios have been annualized and total return has not been annualized

                             See accompanying notes
                                                           for current income 11

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     U.S. GOVERNMENT SECURITIES FUND CLASS C
                                                    ------------------------------------------------------------------------
                                                    Six Months      Year         Year     Four Months    Year    Period From
                                                       Ended       Ended         Ended       Ended       Ended    1/10/95(3)
                                                    4/30/99(5)    10/31/98    10/31/97(1)  10/31/96(2)  6/30/96   to 6/30/95
                                                   (Unaudited)
Net asset value, beginning of period ..........       $10.930     $10.590      $10.360     $10.150      $10.360     $ 9.480

Income from investment operations:
   Net investment income ......................         0.211       0.477        0.520       0.180        0.550       0.270
   Net realized and unrealized gain
    (loss) on investments .....................        (0.267)      0.348        0.240       0.210       (0.230)      0.880
                                                      -------     -------      -------     -------      -------     -------
   Total from investment operations ...........        (0.056)      0.825        0.760       0.390        0.320       1.150
                                                      -------     -------      -------     -------      -------     -------
Less dividends and distributions:
   Dividends from net investment income .......        (0.214)     (0.485)      (0.530)     (0.180)      (0.530)     (0.270)
   Distributions from net realized gain
    on investments ............................        (0.060)          -            -           -            -           -
                                                      -------     -------      -------     -------      -------     -------
   Total dividends and distributions ..........        (0.274)     (0.485)      (0.530)     (0.180)      (0.530)     (0.270)
                                                      -------     -------      -------     -------      -------     -------
Net asset value, end of period ................       $10.600     $10.930      $10.590     $10.360      $10.150     $10.360
                                                      =======     =======      =======     =======      =======     =======
Total return(4) ...............................         (0.52%)      7.98%        7.60%       3.92%        3.11%      12.73%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ....        $1,130        $385         $138        $234         $224        $221
   Ratio of expenses to average net assets ....          1.85%       1.75%        1.68%       1.73%        1.70%       1.62%(6)
   Ratio of expenses to average net assets
    prior to expense limitation
    and expenses paid indirectly ..............          1.87%       1.81%        1.76%       1.73%        1.70%       1.65%(6)
   Ratio of net investment income to
    average net assets ........................          3.98%       4.46%        5.02%       5.26%        5.33%       5.10%(6)
   Ratio of net investment income to
    average net assets prior to
    expense limitation and
    expenses paid indirectly ..................          3.96%       4.40%        4.94%       5.26%        5.33%       5.07%(6)
   Portfolio turnover .........................           240%        280%         202%         66%         145%        144%

--------------------
(1) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31, ratios have been annualized and total return has not been annualized.
(3) Commencement of operations
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Ratios have been annualized and total return has not been annualized
(6) Annualized

12 for current income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  U.S. GOVERNMENT SECURITIES FUND INSTITUTIONAL CLASS
                                               -----------------------------------------------------------------------------------
                                                Six Months    Year        Year      Four Months    Year         Year   Period From
                                                  Ended       Ended       Ended        Ended       Ended       Ended     6/7/94(3)
                                                4/30/99(6)  10/31/98    10/31/97(1) 10/31/96(2)   6/30/96     6/30/95   to 6/30/94
                                               (Unaudited)
Net asset value, beginning of period ..........  $10.940     $10.600      $10.370     $10.160      $10.370    $  9.750   $10.050

Income from investment operations:
   Net investment income ......................    0.253       0.555        0.600       0.210        0.630       0.620     0.010
   Net realized and unrealized gain (loss)
    on investments ............................   (0.269)      0.351        0.240       0.210       (0.230)      0.640    (0.280)
                                                 -------     -------      -------     -------      -------     -------   -------
   Total from investment operations ...........   (0.016)      0.906        0.840       0.420        0.400       1.260    (0.270)
                                                 -------     -------      -------     -------      -------     -------   -------
Less dividends and distributions:
   Dividends from net investment income .......   (0.254)     (0.566)      (0.610)     (0.210)      (0.610)     (0.620)   (0.010)
   Distributions from net realized gain
    on investments ............................   (0.060)          -            -           -            -      (0.020)   (0.020)
                                                 -------     -------      -------     -------      -------     -------   -------
   Total dividends and distributions ..........   (0.314)     (0.566)      (0.610)     (0.210)      (0.610)     (0.640)   (0.030)
                                                 -------     -------      -------     -------      -------     -------   -------
Net asset value, end of period ................  $10.610     $10.940      $10.600     $10.370      $10.160     $10.370   $ 9.750
                                                 =======     =======      =======     =======      =======     =======   =======
Total return(4) ...............................    (0.15%)      8.79%        8.39%       4.17%        3.88%      13.57%    (2.64%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ....  $40,010     $37,097      $45,589     $50,066      $41,688     $54,445   $49,898
   Ratio of expenses to average net assets(6)..     1.10%       1.00%        0.93%       0.99%        0.97%       0.94%     0.25%(5)
   Ratio of expenses to average net assets
    prior to expense limitation and expenses
    paid indirectly ...........................     1.12%       1.06%        1.01%       0.99%        0.97%       0.94%     0.25%(5)
   Ratio of net investment income to average
    net asset .................................     4.73%       5.21%        5.76%       6.00%        6.07%       6.39%     0.16%(5)
   Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly ..............     4.71%       5.15%        5.68%       6.00%        6.07%       6.39%     0.16%(5)
   Portfolio turnover .........................      240%        280%         202%         66%         145%        144%      124%

-----------------
(1) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31, ratios have been annualized and total return has not been annualized.
(3) Commencement of operations
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Ratios presented for the period from June 7, 1994, to June 30, 1994, are not annualized as they are not indicative of anticipated annual results.
(6) Ratios have been annualized and total return has not been annualized

                             See accompanying notes
                                                           for current income 13

VOYAGEUR FUNDS, INC. - DELAWARE - VOYAGEUR U.S. GOVERNMENT SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Voyageur Funds, Inc. is registered as an investment company under the Investment Company Act of 1940, as amended. U.S. Government Securities Fund ("The Fund"), a series of Voyageur Funds, Inc., is a diversified investment company. Voyageur Funds, Inc. is organized as a Delaware Business Trust, which currently offers four classes of shares. The U.S. Government Securities Fund A Class carries a front-end sales charge of 4.75%. The U.S. Government Securities Fund B Class carries a back-end deferred sales charge. The U.S. Government Securities Fund C Class carries a level load deferred sales charge and the U.S. Government Institutional Class has no sales charge.

The Fund's objective is to seek a high level of current income consistent with prudent investment risk from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Managers Inc.'s, ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC acquired DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company, ("DMC") became the investment advisor to the Fund, Delaware Distributors, L.P. ("DDLP") became the distributor for the Fund, and Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing and accounting and administration agent for the Fund. DMC, DDLP, and DSC assumed these services under substantially similar fee structures that were in effect prior to the acquisition.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Fund's Board of Directors.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly. Net capital gains, if any, are distributed annually.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,003 for the period ended April 30, 1999.

3. Investment Management and Other Transactions with Affiliates
Commencing April 15, 1999 and in accordance with the terms of the Investment Management Agreement, the Fund pays DMC, the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1,500 million, and 0.425% on the net assets over $2,500 million, less fees paid to the unaffiliated directors. Prior to April 15, 1999, the Fund paid DMC an annual fee which was calculated at the rate of 0.50% on the average daily net assets of the fund.

DMC has entered into a sub-advisory agreement with Voyageur Asset Management Inc. with respect to the management of the U.S. Government Securities Fund. The sub-advisor receives a sub-advisory fee from DMC for their services. The U.S. Government Securities Fund does not pay any fees to the sub-advisor.

14 for current income

--------------------------------------------------------------------------------
DMC has elected to waive that portion of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution and service fees and extraordinary expenses exceed 0.85% of the Fund's average daily net assets through June 30, 1999.

The Fund has engaged DSC, an affiliate of DMC, to provide dividend disbursing, transfer agent, and accounting and administration services. The Fund pays DSC a monthly fee based on number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At April 30, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $14,540.

Pursuant to the Distribution Agreement, the Fund pays DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets attributable to A Class and Institutional Class shares and 1.00% of the average daily net assets attributable to B Class and C Class shares.

For the six months ended April 30, 1999, DDLP earned $ 8,016 for commissions on sales of the Fund A Class shares.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

4. Investments
During the six months ended April 30, 1999, the Fund had purchases of $109,527,105 and sales of $101,361,124 of long term U.S. government securities.

At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $89,029,711.

At April 30, 1999, net unrealized depreciation for federal income tax purposes aggregated $844,723 of which $79,644 related to unrealized appreciation of securities and $924,367 related to unrealized depreciation of securities.

--------------------------------------------------------------------------------
5. Capital Stock

                                                         SIX MONTHS      YEAR
                                                           ENDED         ENDED
                                                          4/30/99       9/30/98
                                                        (UNAUDITED)
                                                        -----------     -------
Shares sold:
   A Class ...........................................    321,051       445,970
   B Class ...........................................    203,379       270,788
   C Class ...........................................     87,814        33,380
   Institutional Class ...............................    651,636     1,131,934

Shares issued upon reinvestment of dividends
   from net investment income and net
   realized gains on investments:
   A Class ..........................................      80,182       167,314
   B Class ..........................................       9,724         8,424
   C Class ..........................................       1,053           319
   Institutional Class ..............................      97,326       163,759
                                                       ----------    ----------
                                                        1,452,165     2,221,888
                                                       ----------    ----------

Shares repurchased:
   A Class ..........................................    (655,459)   (1,441,622)
   B Class ..........................................     (88,928)      (73,641)
   C Class ..........................................     (17,524)      (11,526)
   Institutional Class ..............................    (369,133)   (2,205,440)
                                                       ----------    ----------
                                                       (1,131,044)   (3,732,229)
                                                       ----------    ----------
Net Increase (Decrease) .............................     321,121    (1,510,341)
                                                       ==========    ==========

6. Market and Credit Risk
The Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

                                                           for current income 15

PROXY RESULTS
(UNAUDITED)
--------------------------------------------------------------------------------
For the period ended April 30, 1999, Voyageur Funds, Inc. Delaware-Voyageur U.S. Government Securities Fund shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999. The description of each proposal and number of shares voted are as follows.

                                                    SHARES      SHARES    SHARES
                                                    VOTED       VOTED     VOTED
                                                     FOR       AGAINST   ABSTAIN
                                                    ------     -------   -------
1. To elect the Fund's Board of Directors:
   Jeffrey J. Nick .............................   6,293,279      -      156,443
   Walter P. Babich ............................   6,293,279      -      156,443
   Anthony D. Knerr ............................   6,293,279      -      156,443
   Ann R. Leven ................................   6,293,279      -      156,443
   Thomas F. Madison ...........................   6,293,279      -      156,443
   Charles E. Peck .............................   6,293,279      -      156,443
   Wayne A. Stork ..............................   6,293,279      -      156,443
   Jan L. Yeomans ..............................   6,293,279      -      156,443

2. To approve the reclassification of the Fund's investment objective from fundamental to non-fundamental.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,224,923      65,935      220,552

3. To approve standardized fundamental investment restrictions for the Fund (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the Fund's investments in the same industry.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,254,821      58,168      198,421

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,223,831      81,929      205,649

3C. To adopt a new fundamental investment restriction concerning underwriting.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,249,128      51,822      210,459
3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,248,394      64,670      198,344

PROXY RESULTS
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,247,029      68,016      196,363

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,231,246      67,397      212,765

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,211,699      64,956      234,628

4. To approve a new investment management agreement with Delaware Management Company for the Fund.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   1,235,610      80,929      194,871

5. To approve a new sub-advisor agreement with Voyageur Asset Management, Inc. for the Voyageur Funds, Inc.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   2,327,257      53,092      209,557

6. To ratify the selection of Ernst & Young LLP, as the independent auditors for the Voyageur Funds, Inc.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   6,053,172      33,711      362,834

7. To approve the restructuring of the Voyageur Funds, Inc. from a Maryland Corporation into a Delaware Business Trust.

                     SHARES        SHARES      SHARES
                      VOTED        VOTED       VOTED
                       FOR        AGAINST     ABSTAIN
                     ------       -------     -------
                   5,018,275     152,574      402,892



YEAR 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if computer systems used by the Investment Manager and other service providers do not properly process and calculate date-related information and data on and after January 1, 2000. The Fund is taking steps to obtain satisfactory assurances that the Investment Manager and other major service providers are taking steps reasonably designed to address the Year 2000 issue with respect to the computer systems that such service provides use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF U.S. GOVERNMENT SECURITIES FUND shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for U.S. Government Securities Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objective and operating policies of the Fund. You should read the prospectus carefully before you invest or send money. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SUBADVISER
Voyageur Asset Management, L.L.C.
Minneapolis, Minnesota

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

(photo of globes)

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawareinvestments.com

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

(C) Delaware Distributors, L.P.

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

Printed in the USA
on recycled paper

(J4764)
SA-404 [4/99] PP6/99
(1818)